Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Effects of Derivative Instruments on Income

		Years Ended December 31,
	Consolidated Statements of Operations Location	2013	2012
		gain (loss)	gain (loss)
Derivative not designated as hedging instrument:
Commodity contract	Net Sales	$—	$(1,498)
Commodity contract	Cost of Goods Sold	—	(1,886)
	Net amount recognized in earnings	$—	$(3,384)